Member's Deficit (Tables) - EVOLUTION METALS LLC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Member's Deficit (Tables) [Line Items]
Schedule of Convertible Preferred Units	During the three months ended March 31, 2025, the Company issued 7,050,000 convertible preferred units in exchange for $1.00 per unit for gross proceeds of $7,050,000 (the “Q1 2025 Preferred Units”) as follows:
	Convertible preferred units	Gross proceeds
January 2025	500,000	$500,000
February 2025	2,700,000	2,700,000
March 2025	3,850,000	3,850,000
Total	7,050,000	$7,050,000
During the period from February 8, 2024 (inception) through December 31, 2024, the Company issued convertible preferred units in exchange for $1.00 per unit as follows:
	Convertible preferred units	Gross proceeds
March 2024	1,100,003	$1,100,003
April 2024	864,655	864,655
May 2024	1,265,347	1,265,347
June 2024	2,500,000	2,500,000
July 2024	19,500,017	19,500,017
August 2024	100,000	100,000
October 2024	5,700,000	5,700,000
November 2024	500,000	500,000
December 2024	3,700,000	3,700,000
Total	35,230,022	$35,230,022

Schedule of Convertible Conversion Ratio

The Q1 2025 Preferred Units have the same rights, preferences, privileges and restrictions as the outstanding convertible preferred units with the exception of the conversion ratio, which were as follows:

	Convertible Preferred Units	Conversion Ratio	New EM common shares
January 2025	500,000	5:1	100,000
February 2025	2,700,000	5:1	540,000
March 2025	1,850,000	5:1	370,000
March 2025	2,000,000	1:1	2,000,000
Total	7,050,000		3,010,000

Conversion ratio for convertible preferred units issued as of December 31, 2024 is as follows:

	Convertible Preferred units	Conversion Ratio	New EM common shares
March 2024	1,100,003	1:1	1,100,003
April 2024	864,655	1:1	864,655
May 2024	1,265,347	1:1	1,265,347
June 2024	2,500,000	5:1	500,000
July 2024	19,500,017	5:1	3,900,003
August 2024	100,000	5:1	20,000
October 2024	5,700,000	5:1	1,140,000
November 2024	500,000	5:1	100,000
December 2024	3,700,000	5:1	740,000
Total	35,230,022		9,630,008